Employee Retirement and Severance Benefits (Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance cost	¥ (345,897)	¥ (368,507)
Japan
Defined Benefit Plan Disclosure [Line Items]
Other assets	2,684	1,904
Accrued expenses	(791)	(818)
Accrued pension and severance cost	(188,975)	(222,307)
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position, Total	(187,082)	(221,221)
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	2,236	2,342
Accrued expenses	(938)	(937)
Accrued pension and severance cost	(156,922)	(146,200)
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position, Total	¥ (155,624)	¥ (144,795)